SHAREHOLDERS' EQUITY (DEFICIENCY) (Details) (Employees and Directors [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Employees and Directors [Member]
Number of options, Outstanding at beginning of year	461,118		465,520
Number of options, Granted	552,890	[1]	0	[1]
Number of options, Exercised	(208,708)		(2,471)
Number of options, Forfeited	0		(1,931)
Number of options, Outstanding at end of year	805,300		461,118
Number of options, Vested and expected to vest	805,300		461,118
Number of options, Options exercisable at the end of the period	308,909		366,464
Weighted average exercise price, Outstanding at beginning of year	$ 0.20		$ 0.21
Weighted average exercise price, Granted	$ 9.87	[1]	$ 0	[1]
Weighted average exercise price, Exercised	$ 0.14		$ 0.33
Weighted average exercise price, Forfeited			$ 0.33
Weighted average exercise price, Outstanding at end of year	$ 6.86		$ 0.20
Weighted average exercise price, Vested and expected to vest	$ 6.86		$ 0.2
Weighted average exercise price, Options exercisable at the end of the period	$ 0.33		$ 0.22

[1]	Including 22,388 and 102,275 options to purchase ordinary shares granted in May and December 2013 to a director and an employee, respectively. The exercise price is $ 8 and $ 17.6, respectively. The vesting of the options is subject to certain performance conditions. As of December 31, 2013, the performance conditions are probable and the Company recorded share based expenses in the amount of $ 109.